Consolidated Statements Of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Interest income
Interest and fees on loans	$ 293.4	$ 316.1
Interest and dividends on interest bearing deposits and investments	8.8	6.4
Interest income	302.2	322.5
Interest expense
Interest on long-term borrowings	(220.0)	(231.8)
Interest on deposits	(51.9)	(42.3)
Interest expense	(271.9)	(274.1)
Net interest revenue	30.3	48.4
Provision for credit losses	(36.7)	(19.5)
Net interest revenue, after credit provision	(6.4)	28.9
Non-interest income
Rental income on operating leases	491.9	476.4
Other income	71.1	70.0
Total non-interest income	563.0	546.4
Total revenue, net of interest expense and credit provision	556.6	575.3
Other expenses
Depreciation on operating lease equipment	(148.8)	(133.3)
Maintenance and other operating lease expenses	(51.6)	(42.4)
Operating expenses	(233.5)	(230.9)
Total other expenses	(433.9)	(406.6)
Income from continuing operations before provision for income taxes	122.7	168.7
Provision for income taxes	(13.5)	(12.8)
Income from continuing operations, before attribution of noncontrolling interests	109.2	155.9
Net (income) attributable to noncontrolling interests, after tax	5.7	(3.0)
Income from continuing operations	114.9	152.9
Income/ (loss) from discontinued operation, net of taxes	2.3	9.7
Income (loss) from discontinued operation, net of taxes	2.3	9.7
Net Income	$ 117.2	$ 162.6
Basic income per common share: Income from continuing operations	$ 0.59	$ 0.76
Basic income per common share: Income from discontinued operations	$ 0.01	$ 0.05
Basic income per share	$ 0.60	$ 0.81
Diluted income per common share: Income from continuing operations	$ 0.58	$ 0.76
Diluted income per common share: Income from discontinued operations	$ 0.01	$ 0.05
Diluted income per share	$ 0.59	$ 0.81
Average number of common shares - basic	196,089	201,149
Average number of common shares - diluted	197,047	201,779
Dividends declared per common share	$ 0.10